Leasing - Right of use asset (Details) kr in Millions	12 Months Ended
Dec. 31, 2019 SEK (kr)
Leasing
Potential future cash flows related to lease extension options	kr 78
Period of lease extension options	3 years
Depreciation	kr (32)
Deduction	(12)
Right-of-use asset, closing balance	50
Decrease in right-of-use assets through change in estimation	13
Decrease in lease liability through change in estimation	13
After application of IFRS 16
Leasing
Right-of-use asset, opening balance	kr 94